Accumulated other comprehensive income (loss) - Schedule of Accumulated Other Comprehensive Income (loss) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	$ 5,954,661	$ 4,204,068	$ 5,662,190	$ 4,406,595	$ 4,406,595
OCI			(69,077)		(8,739)
Amounts reclassified from AOCI to the consolidated statement of operations			43,827		(4,698)
OCI, net of tax	(34,241)	2,415	(25,250)	(48,379)	(13,437)
OCI attributable to the non-controlling interests			(8,300)		691
Net current period OCI attributable to shareholders of AQN			(33,550)		(12,746)
Ending Balance	6,649,047	$ 4,523,329	6,649,047	4,523,329	5,662,190
Foreign currency cumulative translation
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance			(39,725)	(68,822)	(68,822)
OCI			(5,910)		25,643
Amounts reclassified from AOCI to the consolidated statement of operations			2,642		2,763
OCI, net of tax			(3,268)		28,406
OCI attributable to the non-controlling interests			(8,300)		691
Net current period OCI attributable to shareholders of AQN			(11,568)		29,097
Ending Balance	(51,293)		(51,293)		(39,725)
Unrealized gain on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance			50,817	75,099	75,099
OCI			(63,167)		(13,418)
Amounts reclassified from AOCI to the consolidated statement of operations			39,020		(10,864)
OCI, net of tax			(24,147)		(24,282)
OCI attributable to the non-controlling interests			0		0
Net current period OCI attributable to shareholders of AQN			(24,147)		(24,282)
Ending Balance	26,670		26,670		50,817
Pension and post-employment actuarial changes
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance			(33,599)	(16,038)	(16,038)
OCI			0		(20,964)
Amounts reclassified from AOCI to the consolidated statement of operations			2,165		3,403
OCI, net of tax			2,165		(17,561)
OCI attributable to the non-controlling interests			0		0
Net current period OCI attributable to shareholders of AQN			2,165		(17,561)
Ending Balance	(31,434)		(31,434)		(33,599)
Total
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance			(22,507)	$ (9,761)	(9,761)
Ending Balance	$ (56,057)		$ (56,057)		$ (22,507)